SHARE-BASED PAYMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment
Equity-settled share-based payment plans to employees, directors and consultants	$ 1,474	$ 1,893	$ 799